Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization
Nature of Business

1. Organization

Radius Health, Inc. ("Radius" or the "Company"), which was formerly known as MPM Acquisition Corp., is a science-driven biopharmaceutical company focused on developing novel differentiated therapeutics for patients with osteoporosis as well as other serious endocrine-mediated diseases. The Company's lead product candidate is abaloparatide (BA058), a bone anabolic for the treatment of osteoporosis delivered via subcutaneous injection, which the Company refers to as Abaloparatide-SC. The Company is currently in Phase 3 development of Abaloparatide-SC and expects to announce top-line data from this study in late 2014. If the results are positive, the Company plans to submit a new drug application in the United States, and a marketing authorization application in Europe in mid-2015. The Company holds worldwide commercialization rights to Abaloparatide-SC, other than in Japan, and with a favorable regulatory outcome, anticipates its first commercial sales of Abaloparatide-SC will take place in 2016. The Company is leveraging its investment in Abaloparatide-SC to develop Abaloparatide-TD. The Company expects this line extension will provide improved patient convenience by enabling administration of abaloparatide through a short-wear-time transdermal patch. The Company has recently completed a successful Phase 2 proof of concept study of Abaloparatide-TD.

The Company's current clinical product portfolio also includes a novel oral agent, RAD1901, a selective estrogen receptor down-regulator/degrader ("SERD"). The Company is developing RAD1901 at higher doses, for the treatment of breast cancer brain metastases ("BCBM"). At lower doses RAD1901 acts as a selective estrogen-receptor modulator ("SERM"). Low-dose RAD1901 has shown efficacy for the treatment of vasomotor symptoms such as hot flashes in a successful Phase 2 clinical trial. In 2014, the Company expects to commence a Phase 1 clinical trial to evaluate RAD1901 for the treatment of BCBM.

Pursuant to an Agreement and Plan of Merger (the "Merger Agreement" or the "Merger") entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company ("MergerCo"), and Radius Health, Inc., a privately-held Delaware corporation ("Former Operating Company"), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company. This transaction is herein referred to as the "Merger". The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State. Following the Merger on May 17, 2011, the Company's Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the "Short-Form Merger"). As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. As of March 31, 2014, the Company had an accumulated deficit of $296.2 million and believes that its existing cash and cash equivalents at March 31, 2014, will be sufficient to fund its operations into the third quarter of 2014. Accordingly, the Company expects to pursue additional financing opportunities to address its capital needs, including the completion of a private placement or public offering and other strategic financing alternatives that could include, but are not limited to, partnering or other collaboration agreements. However, there is no guarantee that any of these financing opportunities will be executed or executed on favorable terms, and some could be dilutive to existing stockholders. If the Company fails to obtain additional future capital, it may be unable to complete its planned preclinical and clinical trials and obtain approval of any product candidates from the U.S. Food and Drug Administration or other regulatory authorities. In addition, the Company could be forced to discontinue product development, reduce or forego sales and marketing efforts, forego attractive business opportunities or discontinue operations entirely.

1. Nature of Business

Radius Health, Inc. ("Radius" or the "Company"), which was formerly known as MPM Acquisition Corp., is a science-driven biopharmaceutical company focused on developing novel differentiated therapeutics for patients with osteoporosis as well as other serious endocrine-mediated diseases. The Company's lead product candidate is abaloparatide (BA058), a bone anabolic for the treatment of osteoporosis delivered via subcutaneous injection, which the Company refers to as Abaloparatide-SC. The Company is currently in Phase 3 development of Abaloparatide-SC and expects to announce top-line data from this study in late 2014. If the results are positive, the Company plans to submit a new drug application in the United States, and a marketing authorization application in Europe in mid-2015. The Company holds worldwide commercialization rights to Abaloparatide-SC, other than in Japan, and with a favorable regulatory outcome, anticipates its first commercial sales of Abaloparatide-SC will take place in 2016. The Company is leveraging its investment in Abaloparatide-SC to develop Abaloparatide-TD. The Company expects this line extension will provide improved patient convenience by enabling administration of abaloparatide through a short-wear-time transdermal patch. The Company has recently completed a successful Phase 2 proof of concept study.

The Company's current clinical product portfolio also includes a novel oral agent, RAD1901, a selective estrogen receptor down-regulator/degrader, or SERD. The Company is developing RAD1901 at higher doses, for the treatment of breast cancer brain metastases ("BCBM") and at lower doses as a selective estrogen-receptor modulator ("SERM") for the treatment of vasomotor symptoms such as hot flashes. In 2014, the Company expects to commence a Phase 1 clinical trial to evaluate RAD1901 for the treatment of BCBM and previously completed a successful Phase 2 clinical trial of RAD1901 for the treatment of vasomotor symptoms.

Pursuant to an Agreement and Plan of Merger (the "Merger Agreement" or the "Merger") entered into in April 2011 by and among the Company (a public-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company ("MergerCo"), and Radius Health, Inc., a privately-held Delaware corporation ("Former Operating Company"), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company. This transaction is herein referred to as the "Merger." The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State. Following the Merger on May 17, 2011, the Company's Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the "Short-Form Merger"). As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competition for its product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. As of December 31, 2013, the Company had an accumulated deficit of $277.3 million and believed that its cash and cash equivalents at December 31, 2013 were not sufficient to fund its operations through the first quarter of 2014. However, on February 14, 2014, the Company entered into a Series B-2 Convertible Preferred Stock and Warrant Purchase Agreement (the "Series B-2 Purchase Agreement"), pursuant to which the Company may raise up to approximately $40.2 million through the issuance of (1) up to 655,000 shares of its Series B-2 convertible preferred stock (the "Series B-2 Shares") and (2) warrants to acquire up to 718,201 shares of its common stock with an exercise price of $14.004 per share. In February and March 2014, the Company consummated various closings under the Series B-2 Purchase Agreement, whereby, in exchange for aggregate gross proceeds to the Company of approximately $27.5 million, the Company issued an aggregate of 448,060 Series B-2 Shares and warrants to purchase up to a total of 491,293 shares of its common stock. See note 19 for additional information regarding the issuance of the Series B-2 Shares.

The Company believes that the aggregate proceeds from the closings under the Series B-2 Purchase Agreement in February and March 2014, together with its existing cash and cash equivalents will be sufficient to fund its operations into the third quarter of 2014. Accordingly, the Company expects to pursue additional financing opportunities to address its capital needs, including the completion of a private placement or public offering and other strategic financing alternatives that could include, but are not limited to, partnering or other collaboration agreements. However, there is no guarantee that any of these financing opportunities will be executed or executed on favorable terms, and some could be dilutive to existing stockholders. If the Company fails to obtain additional future capital, it may be unable to complete its planned preclinical and clinical trials and obtain approval of any product candidates from the U.S. Food and Drug Administration or other regulatory authorities. In addition, the Company could be forced to discontinue product development, reduce or forego sales and marketing efforts, forego attractive business opportunities or discontinue operations entirely. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. Accordingly, the continuation of the Company as a going concern is dependent upon its ability to identify future investment opportunities and obtain the necessary debt or equity financing to support future operations. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.